American Century Investments®
Quarterly Portfolio Holdings
American Century® Short Duration Strategic Income ETF(SDSI)
November 30, 2024

Short Duration Strategic Income ETF - Schedule of Investments
NOVEMBER 30, 2024 (UNAUDITED)

	Principal Amount ($)/Shares	Value ($)
CORPORATE BONDS — 46.3%
Aerospace and Defense — 0.9%
Boeing Co., 4.875%, 5/1/25	310,000	309,666
Boeing Co., 2.20%, 2/4/26	320,000	309,330
		618,996
Air Freight and Logistics — 0.3%
GXO Logistics, Inc., 1.65%, 7/15/26	265,000	251,739
Automobiles — 1.9%
Ford Motor Credit Co. LLC, 5.125%, 11/5/26	300,000	299,490
General Motors Financial Co., Inc., 5.40%, 4/6/26	280,000	282,029
General Motors Financial Co., Inc., 5.35%, 7/15/27	195,000	197,538
Nissan Motor Acceptance Co. LLC, 6.95%, 9/15/26(1)	170,000	172,391
Volkswagen Group of America Finance LLC, 4.90%, 8/14/26(1)	400,000	398,650
		1,350,098
Banks — 8.3%
Banco Mercantil del Norte SA, VRN, 8.375%(1)(2)	240,000	239,339
Banco Santander SA, VRN, 5.37%, 7/15/28	600,000	606,256
Bancolombia SA, VRN, 4.625%, 12/18/29	200,000	200,196
Bank of America Corp., VRN, 5.82%, 9/15/29	105,000	108,734
BNP Paribas SA, VRN, 5.18%, 1/9/30(1)	400,000	403,552
BPCE SA, VRN, 6.61%, 10/19/27(1)	250,000	256,956
Citizens Bank NA, VRN, 5.28%, 1/26/26	250,000	249,868
Danske Bank AS, VRN, 6.26%, 9/22/26(1)	400,000	404,021
Freedom Mortgage Corp., 12.00%, 10/1/28(1)	230,000	250,211
Freedom Mortgage Holdings LLC, 9.25%, 2/1/29(1)	126,000	130,683
Goldman Sachs Bank USA, VRN, 5.41%, 5/21/27	220,000	221,903
HSBC Holdings PLC, VRN, 7.39%, 11/3/28	450,000	479,584
JPMorgan Chase & Co., VRN, 4.51%, 10/22/28	81,000	80,542
JPMorgan Chase & Co., VRN, 5.00%, 7/22/30	155,000	156,152
National Bank of Canada, VRN, 5.60%, 7/2/27	250,000	253,045
PNC Financial Services Group, Inc., VRN, 5.10%, 7/23/27	405,000	407,452
Societe Generale SA, VRN, 5.52%, 1/19/28(1)	215,000	216,592
Toronto-Dominion Bank, VRN, 8.125%, 10/31/82	200,000	210,634
U.S. Bancorp, VRN, 5.73%, 10/21/26	250,000	251,927
U.S. Bank NA, VRN, 4.51%, 10/22/27	250,000	248,918
Wells Fargo & Co., VRN, 6.30%, 10/23/29	265,000	278,773
Westpac Banking Corp., VRN, 2.89%, 2/4/30	295,000	293,611
		5,948,949
Building Products — 0.5%
Standard Industries, Inc., 5.00%, 2/15/27(1)	355,000	349,195
Capital Markets — 3.2%
Ares Strategic Income Fund, 5.70%, 3/15/28(1)	170,000	170,629
Blackstone Private Credit Fund, 4.95%, 9/26/27(1)	125,000	123,394
Blackstone Private Credit Fund, 7.30%, 11/27/28	54,000	57,204
Blackstone Private Credit Fund, 5.95%, 7/16/29	55,000	55,872
Blackstone Secured Lending Fund, 5.35%, 4/13/28	51,000	51,026
Blue Owl Capital Corp., 2.875%, 6/11/28	245,000	223,837
Blue Owl Credit Income Corp., 7.75%, 1/15/29	185,000	197,729
Deutsche Bank AG, VRN, 7.15%, 7/13/27	210,000	216,940
Goldman Sachs Group, Inc., VRN, 5.73%, 4/25/30	370,000	381,990

Golub Capital BDC, Inc., 7.05%, 12/5/28	66,000	69,133
LPL Holdings, Inc., 4.00%, 3/15/29(1)	210,000	199,616
Northern Trust Corp., VRN, 3.375%, 5/8/32	323,000	310,419
UBS Group AG, VRN, 6.33%, 12/22/27(1)	210,000	215,786
		2,273,575
Chemicals — 0.1%
Celanese U.S. Holdings LLC, 6.17%, 7/15/27	100,000	102,058
Commercial Services and Supplies — 0.3%
Deluxe Corp., 8.125%, 9/15/29(1)(3)	240,000	243,482
Communications Equipment — 0.3%
CommScope Technologies LLC, 6.00%, 6/15/25(1)	205,000	200,784
Construction and Engineering — 0.5%
Quanta Services, Inc., 4.75%, 8/9/27	338,000	338,283
Consumer Finance — 1.5%
Avolon Holdings Funding Ltd., 2.875%, 2/15/25(1)	595,000	591,262
Avolon Holdings Funding Ltd., 6.375%, 5/4/28(1)	215,000	223,224
OneMain Finance Corp., 7.125%, 3/15/26	232,000	237,207
		1,051,693
Consumer Staples Distribution & Retail — 0.4%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 4.625%, 1/15/27(1)	220,000	215,839
Walgreens Boots Alliance, Inc., 8.125%, 8/15/29(4)	84,000	84,638
		300,477
Containers and Packaging — 1.2%
Amcor Flexibles North America, Inc., 4.00%, 5/17/25	280,000	278,678
Berry Global, Inc., 4.50%, 2/15/26(1)	237,000	235,953
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 2/1/26	63,000	62,519
LABL, Inc., 8.625%, 10/1/31(1)	105,000	99,090
Sonoco Products Co., 4.45%, 9/1/26	177,000	176,007
		852,247
Diversified REITs — 2.1%
CubeSmart LP, 4.00%, 11/15/25	425,000	421,706
GLP Capital LP/GLP Financing II, Inc., 5.375%, 4/15/26	270,000	270,278
Highwoods Realty LP, 4.20%, 4/15/29	130,000	124,450
Kilroy Realty LP, 4.25%, 8/15/29	265,000	251,875
Trust Fibra Uno, 4.87%, 1/15/30(1)	200,000	180,578
Vornado Realty LP, 3.50%, 1/15/25	157,000	156,478
Vornado Realty LP, 2.15%, 6/1/26	88,000	83,867
		1,489,232
Diversified Telecommunication Services — 1.5%
AT&T, Inc., 7.30%, 8/15/26	45,000	46,371
Connect Finco SARL/Connect U.S. Finco LLC, 9.00%, 9/15/29(1)	400,000	369,650
Frontier Communications Holdings LLC, 8.625%, 3/15/31(1)	319,000	343,931
Sprint Capital Corp., 6.875%, 11/15/28	140,000	150,419
Verizon Communications, Inc., 7.75%, 12/1/30	165,000	190,522
		1,100,893
Electric Utilities — 1.1%
Emera, Inc., Series 16-A, VRN, 6.75%, 6/15/76	123,000	124,714
Jersey Central Power & Light Co., 4.30%, 1/15/26(1)	155,000	153,919
Southern Co., Seires B, VRN, 4.00%, 1/15/51	210,000	206,207
Vistra Operations Co. LLC, 5.125%, 5/13/25(1)	260,000	260,063
Vistra Operations Co. LLC, 5.125%, 5/13/25	25,000	25,006
		769,909
Electrical Equipment — 0.5%
Regal Rexnord Corp., 6.05%, 2/15/26	340,000	343,453

Electronic Equipment, Instruments and Components — 0.1%
Keysight Technologies, Inc., 4.60%, 4/6/27	94,000	93,903
Energy Equipment and Services — 0.3%
NewCo Holding USD 20 SARL, 9.375%, 11/7/29(1)	220,000	222,266
Entertainment — 0.4%
Take-Two Interactive Software, Inc., 5.40%, 6/12/29	190,000	194,346
Warnermedia Holdings, Inc., 3.76%, 3/15/27	64,000	61,995
		256,341
Financial Services — 0.9%
Corebridge Financial, Inc., 3.50%, 4/4/25	275,000	273,642
Essent Group Ltd., 6.25%, 7/1/29	175,000	180,337
NMI Holdings, Inc., 6.00%, 8/15/29	170,000	172,590
		626,569
Ground Transportation — 0.6%
Ashtead Capital, Inc., 4.375%, 8/15/27(1)	200,000	197,300
Penske Truck Leasing Co. LP/PTL Finance Corp., 5.35%, 1/12/27(1)	250,000	252,587
		449,887
Health Care Equipment and Supplies — 0.8%
Medline Borrower LP/Medline Co-Issuer, Inc., 6.25%, 4/1/29(1)	338,000	344,698
Solventum Corp., 5.45%, 2/25/27(1)	215,000	217,733
		562,431
Health Care Providers and Services — 1.9%
HCA, Inc., 5.20%, 6/1/28	230,000	232,760
Icon Investments Six DAC, 5.81%, 5/8/27	400,000	407,871
IQVIA, Inc., 6.25%, 2/1/29	201,000	209,841
Select Medical Corp., 6.25%, 8/15/26(1)	165,000	166,907
Tenet Healthcare Corp., 6.25%, 2/1/27	225,000	225,363
Universal Health Services, Inc., 1.65%, 9/1/26	155,000	146,581
		1,389,323
Hotels, Restaurants and Leisure — 1.1%
Hyatt Hotels Corp., 5.75%, 1/30/27	246,000	250,662
Las Vegas Sands Corp., 5.90%, 6/1/27	330,000	335,399
Meituan, 2.125%, 10/28/25(1)	200,000	194,943
		781,004
Household Durables — 0.1%
Taylor Morrison Communities, Inc., 5.75%, 1/15/28(1)	109,000	109,726
Independent Power and Renewable Electricity Producers — 0.3%
AES Corp., 1.375%, 1/15/26	215,000	206,405
Industrial REITs — 0.2%
LXP Industrial Trust, 6.75%, 11/15/28	130,000	137,446
Insurance — 2.9%
Athene Global Funding, 5.68%, 2/23/26(1)	240,000	242,035
Athene Global Funding, 5.62%, 5/8/26(1)	235,000	237,324
Athene Global Funding, 5.35%, 7/9/27(1)	178,000	179,718
CNO Global Funding, 5.875%, 6/4/27(1)	270,000	276,219
F&G Annuities & Life, Inc., 6.50%, 6/4/29	245,000	252,411
GA Global Funding Trust, 2.25%, 1/6/27(1)	150,000	142,207
GA Global Funding Trust, 4.40%, 9/23/27(1)	200,000	197,779
Global Atlantic Fin Co., 4.40%, 10/15/29(1)	145,000	139,032
Metropolitan Life Insurance Co., 7.80%, 11/1/25(1)	250,000	256,729
Prudential Financial, Inc., VRN, 5.375%, 5/15/45	150,000	149,842
		2,073,296
IT Services — 0.5%
Genpact Luxembourg SARL/Genpact USA, Inc., 6.00%, 6/4/29	175,000	181,082

Kyndryl Holdings, Inc., 2.70%, 10/15/28	207,000	190,554
		371,636
Leisure Products — 0.4%
Mattel, Inc., 5.875%, 12/15/27(1)	265,000	265,896
Life Sciences Tools and Services — 0.8%
Illumina, Inc., 5.80%, 12/12/25	400,000	403,509
Illumina, Inc., 4.65%, 9/9/26	182,000	181,411
		584,920
Media — 1.2%
Nexstar Media, Inc., 5.625%, 7/15/27(1)	130,000	128,220
Sirius XM Radio, Inc., 3.125%, 9/1/26(1)	410,000	394,732
TEGNA, Inc., 4.75%, 3/15/26(1)	245,000	242,744
Warner Media LLC, 3.80%, 2/15/27	86,000	82,053
		847,749
Metals and Mining — 0.2%
Cleveland-Cliffs, Inc., 6.875%, 11/1/29(1)	152,000	153,177
Mortgage Real Estate Investment Trusts (REITs) — 0.9%
Blackstone Mortgage Trust, Inc., 7.75%, 12/1/29(1)(3)	45,000	45,775
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.25%, 10/1/25(1)	300,000	299,966
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.25%, 2/1/27(1)	196,000	190,929
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.75%, 6/15/29(1)	140,000	134,108
		670,778
Oil, Gas and Consumable Fuels — 2.7%
Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.00%, 7/15/29(1)	230,000	237,272
Enbridge, Inc., VRN, 6.00%, 1/15/77	170,000	168,847
Energy Transfer LP, 5.625%, 5/1/27(1)	285,000	285,920
Expand Energy Corp., 6.75%, 4/15/29(1)	335,000	340,310
Ithaca Energy North Sea PLC, 8.125%, 10/15/29(1)	200,000	201,543
SierraCol Energy Andina LLC, 6.00%, 6/15/28(1)	165,000	152,646
SM Energy Co., 6.75%, 9/15/26	185,000	185,564
South Bow USA Infrastructure Holdings LLC, 4.91%, 9/1/27(1)	335,000	334,743
		1,906,845
Passenger Airlines — 2.1%
Air Canada, 3.875%, 8/15/26(1)	285,000	278,262
American Airlines Group, Inc., 3.75%, 3/1/25(1)	180,000	178,798
American Airlines Pass-Through Trust, Series 2017-2, Class B, 3.70%, 4/15/27	65,134	64,248
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(1)	194,096	194,167
Delta Air Lines, Inc., 7.375%, 1/15/26	290,000	296,355
Delta Air Lines, Inc./SkyMiles IP Ltd., 4.50%, 10/20/25(1)	62,000	61,695
Grupo Aeromexico SAB de CV, 8.25%, 11/15/29(1)	200,000	199,380
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.50%, 6/20/27(1)	206,250	208,183
		1,481,088
Real Estate Management and Development — 0.2%
Newmark Group, Inc., 7.50%, 1/12/29	149,000	158,131
Semiconductors and Semiconductor Equipment — 0.8%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.875%, 1/15/27	190,000	187,188
Intel Corp., 4.875%, 2/10/26	175,000	175,312
ON Semiconductor Corp., 3.875%, 9/1/28(1)	250,000	237,001
		599,501
Software — 0.6%
Open Text Corp., 6.90%, 12/1/27(1)	236,000	245,477
SS&C Technologies, Inc., 5.50%, 9/30/27(1)	185,000	184,571
		430,048
Specialized REITs — 0.6%
EPR Properties, 4.50%, 6/1/27	80,000	78,789

VICI Properties LP, 4.375%, 5/15/25	105,000	104,693
VICI Properties LP/VICI Note Co., Inc., 3.50%, 2/15/25(1)	255,000	254,147
		437,629
Specialty Retail — 0.3%
LBM Acquisition LLC, 6.25%, 1/15/29(1)(4)	225,000	210,738
Technology Hardware, Storage and Peripherals — 0.2%
Hewlett Packard Enterprise Co., 4.40%, 9/25/27	134,000	133,267
Trading Companies and Distributors — 0.6%
Aircastle Ltd., 6.50%, 7/18/28(1)	100,000	104,381
Aircastle Ltd., 5.95%, 2/15/29(1)	185,000	190,782
Beacon Roofing Supply, Inc., 4.50%, 11/15/26(1)	149,000	147,375
		442,538
TOTAL CORPORATE BONDS (Cost $32,982,521)		33,187,601
U.S. TREASURY SECURITIES — 17.7%
U.S. Treasury Notes, 1.00%, 12/15/24(5)	500,000	499,358
U.S. Treasury Notes, 4.625%, 11/15/26	1,695,000	1,708,507
U.S. Treasury Notes, 4.50%, 5/15/27	3,400,000	3,427,758
U.S. Treasury Notes, 4.625%, 6/15/27	1,170,000	1,183,871
U.S. Treasury Notes, 3.375%, 9/15/27	3,940,000	3,864,124
U.S. Treasury Notes, 4.125%, 11/15/27	2,000,000	2,000,703
TOTAL U.S. TREASURY SECURITIES (Cost $12,631,260)		12,684,321
COLLATERALIZED MORTGAGE OBLIGATIONS — 11.2%
Private Sponsor Collateralized Mortgage Obligations — 10.8%
Angel Oak Mortgage Trust, Series 2020-5, Class A2, SEQ, VRN, 1.58%, 5/25/65(1)	60,095	56,782
Chase Home Lending Mortgage Trust, Series 2024-2, Class A6A, SEQ, VRN, 6.00%, 2/25/55(1)	227,502	227,979
Chase Home Lending Mortgage Trust, Series 2024-3, Class A4, SEQ, VRN, 6.00%, 2/25/55(1)	172,957	174,612
Chase Home Lending Mortgage Trust, Series 2024-8, Class A6A, SEQ, VRN, 5.50%, 8/25/55(1)	134,106	133,679
Chase Home Lending Mortgage Trust, Series 2024-9, Class A4, VRN, 5.50%, 9/25/55(1)	205,402	204,772
Chase Home Lending Mortgage Trust, Series 2024-9, Class A6, SEQ, VRN, 5.50%, 9/25/55(1)	89,112	88,846
Citigroup Mortgage Loan Trust, Series 2024-1, Class A7A, VRN, 6.00%, 7/25/54(1)	171,240	172,529
Citigroup Mortgage Loan Trust, Series 2024-CMI1, Class A11, VRN, 5.50%, 6/25/54(1)	351,683	351,394
Citigroup Mortgage Loan Trust, Series 2024-CMI1, Class A5, VRN, 5.50%, 6/25/54(1)	322,797	321,749
Credit Suisse Mortgage Trust, Series 2022-NQM4, Class A1, SEQ, VRN, 4.82%, 6/25/67(1)	163,665	162,542
Ellington Financial Mortgage Trust, Series 2020-1, Class A1, VRN, 2.01%, 5/25/65(1)	32,004	31,527
GCAT Trust, Series 2024-INV3, Class A6, SEQ, VRN, 5.50%, 9/25/54(1)	229,912	229,196
GS Mortgage-Backed Securities Trust, Series 2024-PJ7, Class A7, SEQ, VRN, 5.50%, 11/25/54(1)	250,541	249,670
JP Morgan Mortgage Trust, Series 2024-10, Class A4, VRN, 5.50%, 3/25/55(1)	171,809	171,706
JP Morgan Mortgage Trust, Series 2024-10, Class A6, SEQ, VRN, 5.50%, 3/25/55(1)	268,732	267,682
JP Morgan Mortgage Trust, Series 2024-11, Class A4, VRN, 6.00%, 4/25/55(1)	325,000	324,919
JP Morgan Mortgage Trust, Series 2024-11, Class A6, SEQ, VRN, 6.00%, 4/25/55(1)	150,000	149,850
JP Morgan Mortgage Trust, Series 2024-5, Class A6, SEQ, VRN, 6.00%, 11/25/54(1)	123,279	123,569
JP Morgan Mortgage Trust, Series 2024-6, Class A6, SEQ, VRN, 6.00%, 12/25/54(1)	83,725	83,937
JP Morgan Mortgage Trust, Series 2024-8, Class A6A, SEQ, VRN, 5.50%, 1/25/55(1)	220,095	219,382
JP Morgan Mortgage Trust, Series 2024-9, Class A6, SEQ, VRN, 5.50%, 2/25/55(1)	159,734	159,240
JP Morgan Mortgage Trust, Series 2024-INV1, Class A4, SEQ, VRN, 6.00%, 4/25/55(1)	170,908	171,797
MFA Trust, Series 2023-NQM3, Class A1, SEQ, VRN, 6.62%, 7/25/68(1)	169,384	171,136
MFA Trust, Series 2024-NQM1, Class A2, SEQ, VRN, 6.83%, 3/25/69(1)	114,160	115,435
Morgan Stanley Residential Mortgage Loan Trust, Series 2024-3, Class A2, VRN, 6.00%, 7/25/54(1)	127,630	127,916
OBX Trust, Series 2022-NQM9, Class A2, VRN, 6.45%, 9/25/62(1)	178,266	178,771
OBX Trust, Series 2024-J1, Class A5, SEQ, VRN, 5.50%, 9/25/54(1)	116,834	116,720
OBX Trust, Series 2024-NQM7, Class A1, VRN, 6.24%, 3/25/64(1)	355,118	358,745
Provident Funding Mortgage Trust, Series 2024-1, Class A2, VRN, 5.50%, 12/25/54(1)	272,565	271,743

Rate Mortgage Trust, Series 2024-J3, Class A8, SEQ, VRN, 5.50%, 10/25/54(1)	375,304	374,174
Sequoia Mortgage Trust, Series 2024-10, Class A11, VRN, 5.50%, 11/25/54(1)	299,940	298,764
Sequoia Mortgage Trust, Series 2024-10, Class A5, SEQ, VRN, 5.50%, 11/25/54(1)	96,544	96,486
Sequoia Mortgage Trust, Series 2024-4, Class A4, VRN, 6.00%, 5/25/54(1)	294,250	296,537
Sequoia Mortgage Trust, Series 2024-8, Class A11, SEQ, VRN, 5.50%, 9/25/54(1)	208,425	207,740
Sequoia Mortgage Trust, Series 2024-8, Class A5, SEQ, VRN, 5.50%, 9/25/54(1)	238,414	238,197
Sequoia Mortgage Trust, Series 2024-9, Class A5, SEQ, VRN, 5.50%, 10/25/54(1)	163,753	163,616
Triangle Re Ltd., Series 2023-1, Class M1A, VRN, 8.13%, (30-day average SOFR plus 3.40%), 11/25/33(1)	70,427	71,592
Verus Securitization Trust, Series 2021-R2, Class A3, VRN, 1.23%, 2/25/64(1)	40,241	36,793
Verus Securitization Trust, Series 2024-4, Class A1, VRN, 6.22%, 6/25/69(1)	144,292	145,721
Verus Securitization Trust, Series 2024-5, Class A1, VRN, 6.19%, 6/25/69(1)	302,543	305,550
Vista Point Securitization Trust, Series 2020-2, Class A1, VRN, 1.48%, 4/25/65(1)	64,715	60,599
		7,713,594
U.S. Government Agency Collateralized Mortgage Obligations — 0.4%
FHLMC, Series 2022-DNA3, Class M1A, VRN, 6.73%, (30-day average SOFR plus 2.00%), 4/25/42(1)	60,138	60,862
FHLMC, Series 2022-DNA5, Class M1A, VRN, 7.68%, (30-day average SOFR plus 2.95%), 6/25/42(1)	55,502	57,129
FHLMC, Series 2022-DNA6, Class M1A, VRN, 6.88%, (30-day average SOFR plus 2.15%), 9/25/42(1)	45,863	46,417
FNMA, Series 2017-C02, Class 2ED3, VRN, 6.20%, (30-day average SOFR plus 1.46%), 9/25/29	14,341	14,358
FNMA, Series 2024-R01, Class 1M1, VRN, 5.78%, (30-day average SOFR plus 1.05%), 1/25/44(1)	116,042	116,103
		294,869
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $7,972,982)		8,008,463
PREFERRED STOCKS — 8.2%
Banks — 6.6%
Australia & New Zealand Banking Group Ltd., 6.75%(1)	200,000	203,160
Banco Bilbao Vizcaya Argentaria SA, 6.50%	200,000	199,534
Banco Santander SA, 4.75%	200,000	188,935
Bank of Nova Scotia, 4.90%	195,000	193,480
Barclays PLC, 6.125%(4)	410,000	409,967
BNP Paribas SA, 7.375%(1)	200,000	201,225
Citizens Financial Group, Inc., 5.65%	250,000	249,051
Credit Agricole SA, 8.125%(1)	400,000	409,250
Danske Bank AS, 7.00%	200,000	201,500
Fifth Third Bancorp, 4.50%	240,000	237,109
HSBC Holdings PLC, 6.375%	200,000	200,126
ING Groep NV, 6.50%	200,000	200,337
Intesa Sanpaolo SpA, 7.70%(1)(4)	400,000	400,892
Lloyds Banking Group PLC, 7.50%	200,000	200,818
NatWest Group PLC, 8.00%(4)	200,000	203,075
Nordea Bank Abp, 6.625%(1)	200,000	201,331
Skandinaviska Enskilda Banken AB, 5.125%	200,000	199,043
Societe Generale SA, 8.00%(1)	400,000	404,436
Standard Chartered PLC, 6.00%(1)	200,000	199,655
		4,702,924
Capital Markets — 0.9%
Charles Schwab Corp., 5.375%	135,000	134,833
Deutsche Bank AG, 7.50%	200,000	199,516
Goldman Sachs Group, Inc., 7.38%	121,000	121,343
UBS Group AG, 6.875%	200,000	200,645
		656,337
Electric Utilities — 0.2%
Edison International, 5.375%	165,000	163,939
Oil, Gas and Consumable Fuels — 0.2%
Venture Global LNG, Inc., 9.00%(1)	138,000	143,099

Trading Companies and Distributors — 0.3%
Aircastle Ltd., 5.25%(1)	210,000	206,592
TOTAL PREFERRED STOCKS (Cost $5,837,328)		5,872,891
COLLATERALIZED LOAN OBLIGATIONS — 5.5%
AMMC CLO XI Ltd., Series 2012-11A, Class BR2, VRN, 6.45%, (3-month SOFR plus 1.86%), 4/30/31(1)	100,000	100,186
Arbor Realty Commercial Real Estate Notes Ltd., Series 2021-FL1, Class A, VRN, 5.69%, (1-month SOFR plus 1.08%), 12/15/35(1)	37,056	37,053
Arbor Realty Commercial Real Estate Notes Ltd., Series 2021-FL4, Class A, VRN, 6.07%, (1-month SOFR plus 1.46%), 11/15/36(1)	81,178	81,138
BSPRT Issuer Ltd., Series 2023-FL10, Class A, VRN, 6.87%, (1-month SOFR plus 2.26%), 9/15/35(1)	100,000	100,352
BXMT Ltd., Series 2020-FL2, Class A, VRN, 5.625%, (1-month SOFR plus 1.01%), 2/15/38(1)	24,177	23,261
BXMT Ltd., Series 2021-FL4, Class AS, VRN, 6.03%, (1-month SOFR plus 1.41%), 5/15/38(1)	250,000	223,278
CBAM Ltd., Series 2017-1A, Class B, VRN, 6.68%, (3-month SOFR plus 2.06%), 7/20/30(1)	100,000	100,005
CBAM Ltd., Series 2019-11RA, Class C, VRN, 7.13%, (3-month SOFR plus 2.51%), 1/20/35(1)	100,000	100,193
Dewolf Park CLO Ltd., Series 2017-1A, Class AR, VRN, 5.84%, (3-month SOFR plus 1.18%), 10/15/30(1)	142,492	142,605
Dryden 30 Senior Loan Fund, Series 2013-30A, Class CR, VRN, 6.49%, (3-month SOFR plus 1.96%), 11/15/28(1)	75,000	75,228
Elmwood CLO 24 Ltd., Series 2023-3A, Class CR, VRN, 6.20%, (3-month SOFR plus 1.75%), 1/17/38(1)(3)	250,000	250,000
HGI CRE CLO Ltd., Series 2021-FL1, Class AS, VRN, 6.125%, (1-month SOFR plus 1.51%), 6/16/36(1)	125,000	123,739
KKR CLO 10 Ltd., Series 10, Class BR, VRN, 6.91%, (3-month SOFR plus 1.96%), 9/15/29(1)	250,000	250,327
KKR Static CLO I Ltd., Series 2022-1A, Class BR, VRN, 6.63%, (3-month SOFR plus 2.00%), 7/20/31(1)	125,000	125,229
Palmer Square CLO Ltd., Series 2013-2A, Class A1A3, VRN, 5.91%, (3-month SOFR plus 1.26%), 10/17/31(1)	63,867	63,924
Palmer Square Loan Funding Ltd., Series 2022-4A, Class BR, VRN, 6.28%, (3-month SOFR plus 1.65%), 7/24/31(1)	100,000	100,294
PFP Ltd., Series 2022-9, Class A, VRN, 6.88%, (1-month SOFR plus 2.27%), 8/19/35(1)	73,343	73,416
Ready Capital Mortgage Financing LLC, Series 2023-FL11, Class A, VRN, 6.96%, (1-month SOFR plus 2.37%), 10/25/39(1)	57,496	57,586
Reese Park CLO Ltd., Series 2020-1A, Class CRR, VRN, 6.40%, (3-month SOFR plus 1.90%), 1/15/38(1)(3)	250,000	250,000
Rockford Tower CLO Ltd., Series 2017-3A, Class A, VRN, 6.07%, (3-month SOFR plus 1.45%), 10/20/30(1)	42,400	42,518
Shelter Growth CRE Issuer Ltd., Series 2022-FL4, Class A, VRN, 6.90%, (1-month SOFR plus 2.30%), 6/17/37(1)	91,209	91,340
Sixth Street CLO VIII Ltd., Series 2017-8A, Class A2R2, VRN, 6.09%, (3-month SOFR plus 1.65%), 10/20/34(1)(3)	250,000	250,000
Sixth Street CLO VIII Ltd., Series 2017-8A, Class BR2, VRN, 6.24%, (3-month SOFR plus 1.80%), 10/20/34(1)(3)	325,000	325,000
Sound Point CLO XVII Ltd., Series 2017-3A, Class A2, VRN, 6.48%, (3-month SOFR plus 1.86%), 10/20/30(1)	350,000	350,849
Stewart Park CLO Ltd., Series 2015-1A, Class CR, VRN, 6.72%, (3-month SOFR plus 2.06%), 1/15/30(1)	75,000	75,170
TRTX Issuer Ltd., Series 2021-FL4, Class A, VRN, 5.93%, (1-month SOFR plus 1.31%), 3/15/38(1)	71,992	71,858
Venture XXVIII CLO Ltd., Series 2017-28A, Class B1R, VRN, 6.48%, (3-month SOFR plus 1.86%), 7/20/30(1)	450,000	451,347
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $3,921,156)		3,935,896
ASSET-BACKED SECURITIES — 4.8%
AASET Trust, Series 2021-2A, Class B, 3.54%, 1/15/47(1)	177,848	159,308
Affirm Asset Securitization Trust, Series 2024-X1, Class A, SEQ, 6.27%, 5/15/29(1)	51,255	51,439
Aligned Data Centers Issuer LLC, Series 2022-1A, Class A2, SEQ, 6.35%, 10/15/47(1)	250,000	252,500
CARS-DB5 LP, Series 2021-1A, Class A3, SEQ, 1.92%, 8/15/51(1)	247,656	232,687
Castlelake Aircraft Structured Trust, Series 2017-1R, Class A, SEQ, 2.74%, 8/15/41(1)	29,152	27,463
Castlelake Aircraft Structured Trust, Series 2021-1A, Class A, SEQ, 3.47%, 1/15/46(1)	74,295	71,173
Diamond Issuer LLC, Series 2021-1A, Class A, SEQ, 2.31%, 11/20/51(1)	165,000	152,849
Flexential Issuer, Series 2021-1A, Class A2, SEQ, 3.25%, 11/27/51(1)	100,000	94,306
GS Mortgage-Backed Securities Trust, Series 2024-HE1, Class A1, VRN, 6.33%, (30-day average SOFR plus 1.60%), 8/25/54(1)	239,321	240,101
Hilton Grand Vacations Trust, Series 2024-2A, Class D, 6.91%, 3/25/38(1)	83,052	83,803
Lyra Music Assets Delaware LP, Series 2024-2A, Class A2, SEQ, 5.76%, 12/22/64(1)	262,000	257,905
MVW LLC, Series 2020-1A, Class C, 4.21%, 10/20/37(1)	60,164	59,146
MVW Owner Trust, Series 2019-1A, Class C, 3.33%, 11/20/36(1)	55,688	54,853
Nelnet Student Loan Trust, Series 2019-5, Class A, SEQ, 2.53%, 10/25/67(1)	51,608	46,693
New Economy Assets - Phase 1 Sponsor LLC, Series 2021-1, Class B1, 2.41%, 10/20/61(1)	200,000	178,899
PK Alift Loan Funding 3 LP, Series 2024-1, Class A1, SEQ, 5.84%, 9/15/39(1)	183,726	185,733

RCKT Mortgage Trust, Series 2024-CES1, Class A1A, VRN, 6.03%, 2/25/44(1)	241,427	242,687
RCKT Mortgage Trust, Series 2024-CES3, Class A1A, VRN, 6.59%, 5/25/44(1)	89,811	90,952
Sabey Data Center Issuer LLC, Series 2020-1, Class A2, SEQ, 3.81%, 4/20/45(1)	250,000	248,425
Santander Drive Auto Receivables Trust, Series 2024-1, Class A2, SEQ, 5.71%, 2/16/27	35,817	35,886
Sierra Timeshare Receivables Funding LLC, Series 2020-2A, Class C, 3.51%, 7/20/37(1)	70,511	69,753
Towd Point Mortgage Trust, Series 2024-CES3, Class A1, VRN, 6.29%, 5/25/64(1)	247,676	249,639
Vista Point Securitization Trust, Series 2024-CES1, Class A1, VRN, 6.68%, 5/25/54(1)	345,580	349,484
TOTAL ASSET-BACKED SECURITIES (Cost $3,340,595)		3,435,684
COMMERCIAL MORTGAGE-BACKED SECURITIES — 4.1%
Bank, Series 2018-BN15, Class D, 3.00%, 11/15/61(1)	23,000	18,182
Bank, Series 2019-BN17, Class D, 3.00%, 4/15/52(1)	35,000	28,380
Benchmark Mortgage Trust, Series 2018-B5, Class D, VRN, 3.25%, 7/15/51(1)	100,000	77,446
Benchmark Mortgage Trust, Series 2019-B13, Class D, 2.50%, 8/15/57(1)	23,000	12,639
Benchmark Mortgage Trust, Series 2020-B16, Class D, 2.50%, 2/15/53(1)	68,000	50,269
BX Commercial Mortgage Trust, Series 2021-VINO, Class A, VRN, 5.38%, (1-month SOFR plus 0.77%), 5/15/38(1)	25,223	25,188
BX Commercial Mortgage Trust, Series 2022-CSMO, Class A, VRN, 6.72%, (1-month SOFR plus 2.11%), 6/15/27(1)	200,000	201,127
BX Trust, Series 2018-GW, Class B, VRN, 5.93%, (1-month SOFR plus 1.32%), 5/15/35(1)	100,000	100,015
BX Trust, Series 2021-ARIA, Class A, VRN, 5.62%, (1-month SOFR plus 1.01%), 10/15/36(1)	200,000	199,117
Credit Suisse Mortgage Trust, Series 2021-BHAR, Class A, VRN, 5.87%, (1-month SOFR plus 1.26%), 11/15/38(1)	150,000	148,989
Credit Suisse Mortgage Trust, Series 2021-BHAR, Class B, VRN, 6.22%, (1-month SOFR plus 1.61%), 11/15/38(1)	200,000	198,323
ELP Commercial Mortgage Trust, Series 2021-ELP, Class B, VRN, 5.84%, (1-month SOFR plus 1.23%), 11/15/38(1)	224,738	223,632
Extended Stay America Trust, Series 2021-ESH, Class A, VRN, 5.80%, (1-month SOFR plus 1.19%), 7/15/38(1)	198,604	198,869
Extended Stay America Trust, Series 2021-ESH, Class E, VRN, 7.57%, (1-month SOFR plus 2.96%), 7/15/38(1)	88,663	89,167
Fontainebleau Miami Beach Trust, Series 2019-FBLU, Class A, SEQ, 3.14%, 12/10/36(1)	100,000	99,837
Fontainebleau Miami Beach Trust, Series 2019-FBLU, Class F, VRN, 4.10%, 12/10/36(1)	100,000	99,497
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-AON, Class A, SEQ, 4.13%, 7/5/31(1)	229,000	214,222
Life Mortgage Trust, Series 2021-BMR, Class D, VRN, 6.12%, (1-month SOFR plus 1.51%), 3/15/38(1)	126,901	124,867
Morgan Stanley Capital I Trust, Series 2018-H3, Class D, 3.00%, 7/15/51(1)	22,000	18,215
Morgan Stanley Capital I Trust, Series 2018-L1, Class D, 3.00%, 10/15/51(1)	39,000	31,429
ONNI Commerical Mortgage Trust, Series 2024-APT, Class A, SEQ, VRN, 5.75%, 7/15/39(1)	200,000	203,086
SMRT Commercial Mortgage Trust, Series 2022-MINI, Class B, VRN, 5.96%, (1-month SOFR plus 1.35%), 1/15/39(1)	225,000	222,817
THPT Mortgage Trust, Series 2023-THL, Class B, VRN, 7.92%, 12/10/34(1)	300,000	305,537
UBS Commercial Mortgage Trust, Series 2018-C15, Class D, VRN, 5.31%, 12/15/51(1)	19,000	16,834
Wells Fargo Commercial Mortgage Trust, Series 2017-C41, Class D, VRN, 2.60%, 11/15/50(1)	20,000	16,445
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $2,886,499)		2,924,129
EXCHANGE-TRADED FUNDS — 0.9%
Invesco Senior Loan ETF	16,266	343,375
SPDR Blackstone Senior Loan ETF	8,222	345,982
TOTAL EXCHANGE-TRADED FUNDS (Cost $688,605)		689,357
BANK LOAN OBLIGATIONS(6) — 0.3%
Passenger Airlines — 0.2%
American Airlines, Inc., 2023 Term Loan B, 7.47%, (1-month SOFR plus 2.75%), 2/15/28	132,300	133,032
Pharmaceuticals — 0.1%
Elanco Animal Health, Inc., Term Loan B, 6.52%, (1-month SOFR plus 1.75%), 8/1/27	102,024	102,150
TOTAL BANK LOAN OBLIGATIONS (Cost $232,616)		235,182
SHORT-TERM INVESTMENTS — 3.0%
Money Market Funds — 3.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class	1,198,970	1,198,970

State Street Navigator Securities Lending Government Money Market Portfolio(7)	949,993	949,993
TOTAL SHORT-TERM INVESTMENTS (Cost $2,148,963)		2,148,963
TOTAL INVESTMENT SECURITIES — 102.0% (Cost $72,642,525)		73,122,487
OTHER ASSETS AND LIABILITIES — (2.0)%		(1,446,422)
TOTAL NET ASSETS — 100.0%		$71,676,065

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 2-Year Notes	101	March 2025	$20,817,047	$56,214
U.S. Treasury 5-Year Notes	1	March 2025	107,602	350
			$20,924,649	$56,564
^Amount represents value and unrealized appreciation (depreciation).

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 10-Year Notes	8	March 2025	$889,500	$(11,787)
U.S. Treasury 10-Year Ultra Notes	6	March 2025	688,781	(13,371)
			$1,578,281	$(25,158)
^Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS§
Reference Entity	Type	Fixed Rate Received (Paid) Quarterly	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit CDX North America High Yield Index Series 42	Buy	(5.00)%	6/20/29	$505,000	$(26,461)	$(23,275)	$(49,736)
§Credit default swap agreements enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an upfront and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.
^The value for credit default swap agreements serves as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

NOTES TO SCHEDULE OF INVESTMENTS
CDX	–	Credit Derivatives Indexes
FHLMC	–	Federal Home Loan Mortgage Corp.
FNMA	–	Federal National Mortgage Association
SEQ	–	Sequential Payer
SOFR	–	Secured Overnight Financing Rate
USD	–	United States Dollar
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $36,752,499, which represented 51.3% of total net assets.
(2)Perpetual maturity with no stated maturity date.
(3)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(4)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $980,781. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(5)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $347,447.
(6)The interest rate on a bank loan obligation adjusts periodically based on a predetermined schedule. Rate or range of rates shown is effective at period end. The maturity date on a bank loan obligation may be less than indicated as a result of contractual or optional prepayments. These prepayments cannot be predicted with certainty.
(7)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $1,021,045, which includes securities collateral of $71,052.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, bank loan obligations, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Corporate Bonds	—	$33,187,601	—
U.S. Treasury Securities	—	12,684,321	—
Collateralized Mortgage Obligations	—	8,008,463	—
Preferred Stocks	—	5,872,891	—
Collateralized Loan Obligations	—	3,935,896	—
Asset-Backed Securities	—	3,435,684	—
Commercial Mortgage-Backed Securities	—	2,924,129	—
Exchange-Traded Funds	$689,357	—	—
Bank Loan Obligations	—	235,182	—
Short-Term Investments	2,148,963	—	—
	$2,838,320	$70,284,167	—
Other Financial Instruments
Futures Contracts	$56,564	—	—

Liabilities
Other Financial Instruments
Futures Contracts	$25,158	—	—
Swap Agreements	—	$49,736	—
	$25,158	$49,736	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.